Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments And Risk Management
Schedule of Foreign Exchange Currency

As at December 31, 2024 and 2023, significant foreign exchange currency exposure on its financial instruments, expressed in USD was as follows:

	2024	2023
Cash and cash equivalents	$152,087	$402,397
Accounts receivable	$63,120	$25,253
Accounts payable	($12,812,027)	($9,831,346)
Loans payable	($4,176,234)	-
Lease liability	($45,353)	($138,827)
Total	($16,818,407)	($9,542,523)

Summary of Maturity Profile of the Contractual Cash Flow

The table below summarizes the maturity profile of the Company’s contractual cashflows.

As at December 31, 2024	Less than 1 year	1 – 2 years		Later than 2 years	Total
Accounts payable and accrued liabilities	$14,807,865	$		$-	$14,807,865
Loans payable	5,361,978		-	-	5,361,978
Lease liability	25,200		50,400	-	75,600
Convertible debt	11,061,497		-	-	11,061,497
Total liabilities	$31,256,540		$50,400	$-	$31,306,940

As at December 31, 2023	Less than 1 year	1 – 2 years		Later than 2 years	Total
Accounts payable and accrued liabilities	$14,065,019	$		$-	$14,065,019
Loans payable	3,464,450		-	-	3,464,450
Lease liability	58,919		116,651	60,921	236,491
RSU obligation	18,398		-	-	18,398
Convertible debt	1,361,525		11,988,362	-	13,349,887
Total liabilities	$18,968,311		$12,105,013	$60,921	$31,134,245

As at December 31, 2022	Less than 1 year	1 - 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$10,600,080	$-	$-	$10,600,080
Loans payable	145,866	20,689	-	166,555
Lease liability	4,807	4,807	-	9,614
RSU obligation	295,747	-	-	295,747
Derivative liability	-	4,827	-	4,827
Total liabilities	$11,046,500	$30,323	$-	$11,076,823